Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2018		2017
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ 277,377	7.91%	$ (183,244)	7.61%
British pound	(46,337)	(1.32)	697,560	(28.97)
Canadian dollar	176	0.01	32,963	(1.37)
Euro	488,130	13.91	(2,546,180)	105.75
Hong Kong dollar	(64,664)	(1.84)	44,286	(1.84)
Japanese yen	150,486	4.29	423,509	(17.59)
Korean won	(1,762)	(0.05)	128,550	(5.34)
Norwegian krone	66,439	1.89	(149,119)	6.19
Polish zloty	(11,320)	(0.32)	41,937	(1.74)
Singapore dollar	(2,527)	(0.07)	6,722	(0.28)
South African rand	14,184	0.40	12,332	(0.51)
Swedish krona	29,414	0.84	(134,531)	5.59
Thai baht	(196)	(0.01)	-	-
Turkish lira	-	-	(152,275)	6.32
U.S. dollar	2,609,394	74.36	(630,277)	26.18

Total	$ 3,508,794	100.00%	$ (2,407,767)	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2018

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ (59,830)	$ 3,439,881	$ (89,078)	$ 3,290,973
Grains	480	(18,990)	254,628	(3,050)	233,068
Interest rates	1,324,780	(178,816)	73	(1,090,509)	55,528
Livestock	-	-	1,960	(1,150)	810
Metals	33,972	(544,058)	657,517	(260,620)	(113,189)
Softs	-	-	83,680	(7,099)	76,581
Stock indices	72,509	(163,175)	83,422	(308,793)	(316,037)
Total futures contracts	1,431,741	(964,869)	4,521,161	(1,760,299)	3,227,734

Forward currency contracts	1,791,331	(971,138)	2,070,787	(2,609,920)	281,060

Total futures and
forward currency contracts	$ 3,223,072	$ (1,936,007)	$ 6,591,948	$ (4,370,219)	$ 3,508,794

Fair Value of Futures and Forward Currency Contracts at December 31, 2017

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 2,044,382	$ (4,305)	$ 62,040	$ (279,130)	$ 1,822,987
Grains	-	(4,300)	91,250	(42,105)	44,845
Interest rates	299,972	(1,818,823)	223,213	(46,887)	(1,342,525)
Livestock	-	-	1,010	(6,250)	(5,240)
Metals	2,071,113	(10,627)	4,289	(2,206,537)	(141,762)
Softs	71,420	(1,160)	10,163	(59,062)	21,361
Stock indices	1,468,203	(1,049,135)	187,975	(327,897)	279,146
Total futures contracts	5,955,090	(2,888,350)	579,940	(2,967,868)	678,812

Forward currency contracts	1,488,604	(1,039,451)	570,004	(4,105,736)	(3,086,579)

Total futures and
forward currency contracts	$ 7,443,694	$ (3,927,801)	$ 1,149,944	$ (7,073,604)	$ (2,407,767)

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2018	2017

Futures contracts:
Energies	$13,216,525	$(1,738,009)
Grains	1,043,302	(1,479,008)
Interest rates	2,488,262	(1,083,060)
Livestock	(200)	(68,880)
Metals	(2,291,830)	(185,467)
Softs	381,022	627,314
Stock indices	(10,587,986)	26,053,277

Total futures contracts	4,249,095	22,126,167

Forward currency contracts	251,371	(8,891,253)

Total futures and
forward currency contracts	$4,500,466	$13,234,914

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2018		2017
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 36,348,276	$ 10,122,699	$ 16,978,548	$ 14,610,302
Grains	1,241,931	14,004,045	126,692	17,716,023
Interest rates	333,665,070	73,055,358	329,513,189	16,609,884
Livestock	116,104	532,098	234,496	640,610
Metals	4,519,432	15,849,570	11,723,296	7,793,547
Softs	900,561	2,374,802	646,820	3,414,208
Stock indices	102,723,849	26,997,643	141,294,029	13,167,165

Total futures contracts	479,515,223	142,936,215	500,517,070	73,951,739

Forward currency contracts	27,311,610	120,920,020	65,013,107	90,437,129

Total futures and
forward currency contracts	$ 506,826,833	$ 263,856,235	$ 565,530,177	$ 164,388,868

Offsetting Of Derivative Assets And Liabilities

Offsetting derivative assets and liabilities at December 31, 2018

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$1,839,982	$(486,687)	$1,353,295
Counterparty I	2,527,506	(1,885,461)	642,045
Counterparty J	1,585,414	(353,020)	1,232,394
Total futures contracts	$5,952,902	$(2,725,168)	$3,227,734

Forward currency contracts
Counterparty G	1,702,480	(1,120,787)	581,693

Total assets	$7,655,382	$(3,845,955)	$3,809,427

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty K	2,460,271	(2,159,638)	300,633

Total liabilities	$2,460,271	$(2,159,638)	$300,633

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,353,295	$ -	$ (1,353,295)	$ -
Counterparty G	581,693	-	-	581,693
Counterparty I	642,045	-	(642,045)	-
Counterparty J	1,232,394	-	(1,232,394)	-

Total	$ 3,809,427	$ -	$ (3,227,734)	$ 581,693

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty K	$ 300,633	$ -	$ (300,633)	$ -

Total	$ 300,633	$ -	$ (300,633)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2018.

Offsetting derivative assets and liabilities at December 31, 2017

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$2,264,296	$(1,564,578)	$699,718

Total assets	$2,264,296	$(1,564,578)	$699,718

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Futures contracts
Counterparty I	$4,291,640	$(4,270,734)	$20,906
Total futures contracts	4,291,640	(4,270,734)	20,906

Forward currency contracts
Counterparty G	2,184,442	(834,415)	1,350,027
Counterparty H	2,960,745	(1,224,193)	1,736,552
Total forward currency contracts	5,145,187	(2,058,608)	3,086,579

Total liabilities	$9,436,827	$(6,329,342)	$3,107,485

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 699,718	$ -	$ (699,718)	$ -

Total	$ 699,718	$ -	$ (699,718)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty C	$ 1,350,027	$ -	(1,350,027)	$ -
Counterparty H	1,736,552	-	(1,736,552)	-
Counterparty I	20,906	-	(20,906)	-

Total	$ 3,107,485	$ -	$ (3,107,485)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2017.